Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2012
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSRX
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSIX
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSSX
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZFRX
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZFIX
Muzinich High Income Floating Rate Fund (Prospectus Summary) | Muzinich High Income Floating Rate Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZFSX
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZHRX
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZHIX
Muzinich U.S. High Yield Corporate Bond Fund (Prospectus Summary) | Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZHSX
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZCRX
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZCIX
Muzinich Credit Opportunities Fund (Prospectus Summary) | Muzinich Credit Opportunities Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZCSX